Vanguard® Real Estate II Index Fund
Schedule of Investments (unaudited)
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (95.4%)
Diversified REITs (3.1%)
	WP Carey Inc.	1,136,047	91,759
	STORE Capital Corp.	1,496,211	42,537
	PS Business Parks Inc.	125,951	23,578
*	DigitalBridge Group Inc.	3,129,999	21,785
	Broadstone Net Lease Inc.	982,703	20,332
	Essential Properties Realty Trust Inc.	740,774	17,779
	Washington REIT	516,745	12,448
	American Assets Trust Inc.	313,785	11,485
	Alexander & Baldwin Inc.	442,698	9,385
	Global Net Lease Inc.	632,879	8,879
	Empire State Realty Trust Inc. Class A	895,750	7,739
	iStar Inc.	424,390	7,147
	Armada Hoffler Properties Inc.	374,949	5,081
	Gladstone Commercial Corp.	227,192	4,780
	One Liberty Properties Inc.	101,962	2,921
			287,635
Health Care REITs (7.9%)
	Welltower Inc.	2,654,135	241,022
	Ventas Inc.	2,433,890	135,203
	Healthpeak Properties Inc.	3,287,122	107,850
	Medical Properties Trust Inc.	3,635,940	66,865
	Healthcare Trust of America Inc. Class A	1,346,534	41,015
	Omega Healthcare Investors Inc.	1,456,946	37,123
	Healthcare Realty Trust Inc.	899,232	24,351
	Physicians Realty Trust	1,342,146	23,004
	Sabra Health Care REIT Inc.	1,393,135	16,272
	National Health Investors Inc.	265,880	13,701
	CareTrust REIT Inc.	592,582	9,606
	LTC Properties Inc.	240,547	7,938
	Global Medical REIT Inc.	371,866	5,489
	Community Healthcare Trust Inc.	144,861	5,334
	Universal Health Realty Income Trust	84,272	4,230
	Diversified Healthcare Trust	1,457,072	3,278
			742,281
Hotel & Resort REITs (2.7%)
	Host Hotels & Resorts Inc.	4,353,738	88,599
*	Ryman Hospitality Properties Inc.	318,912	29,812
	Apple Hospitality REIT Inc.	1,322,054	23,387
	Park Hotels & Resorts Inc.	1,041,295	20,524
	Pebblebrook Hotel Trust	800,621	19,551
*	Sunstone Hotel Investors Inc.	1,338,828	16,401

		Shares	Market Value ($000)
	RLJ Lodging Trust	1,016,950	14,258
*	DiamondRock Hospitality Co.	1,285,923	13,657
*	Xenia Hotels & Resorts Inc.	694,838	13,403
	Service Properties Trust	1,008,660	8,190
*	Summit Hotel Properties Inc.	650,970	6,425
*	Chatham Lodging Trust	297,309	4,269
			258,476
Industrial REITs (12.6%)
	Prologis Inc.	4,508,271	722,631
	Duke Realty Corp.	2,322,335	127,148
	Rexford Industrial Realty Inc.	923,758	72,090
	EastGroup Properties Inc.	248,071	46,513
	First Industrial Realty Trust Inc.	794,532	46,083
	STAG Industrial Inc.	1,067,114	39,825
	Americold Realty Trust	1,376,425	36,310
	Terreno Realty Corp.	456,113	33,182
	LXP Industrial Trust	1,723,764	21,633
	Innovative Industrial Properties Inc.	145,873	21,092
	Industrial Logistics Properties Trust	399,604	6,457
	Plymouth Industrial REIT Inc.	200,412	4,834
			1,177,798
Office REITs (6.6%)
	Alexandria Real Estate Equities Inc.	897,681	163,522
	Boston Properties Inc.	904,842	106,409
	Kilroy Realty Corp.	639,063	44,734
	Vornado Realty Trust	993,259	38,449
	Cousins Properties Inc.	906,391	32,539
	Douglas Emmett Inc.	1,069,726	31,514
	SL Green Realty Corp.	406,735	28,154
	Highwoods Properties Inc.	636,130	25,980
	Hudson Pacific Properties Inc.	929,107	21,630
*	Equity Commonwealth	737,967	19,327
	JBG SMITH Properties	711,150	18,746
	Corporate Office Properties Trust	684,277	18,263
	Piedmont Office Realty Trust Inc. Class A	757,922	12,203
	Brandywine Realty Trust	1,044,636	12,191
	Paramount Group Inc.	1,069,742	10,173
	Easterly Government Properties Inc. Class A	526,069	10,022
*	Veris Residential Inc.	444,699	7,120
	Office Properties Income Trust	293,813	6,352
	Orion Office REIT Inc.	345,215	4,633
	City Office REIT Inc.	265,526	3,940
	Franklin Street Properties Corp.	611,785	3,157
			619,058
Residential REITs (15.2%)
	AvalonBay Communities Inc.	852,090	193,833
	Equity Residential	2,172,350	177,047
	Invitation Homes Inc.	3,638,965	144,904
	Mid-America Apartment Communities Inc.	702,056	138,080
	Essex Property Trust Inc.	396,851	130,671
	Sun Communities Inc.	707,117	124,149
	UDR Inc.	1,885,349	100,319
	Camden Property Trust	623,175	97,770
	Equity LifeStyle Properties Inc.	1,064,892	82,295
	American Homes 4 Rent Class A	1,831,738	72,555
	American Campus Communities Inc.	848,478	54,871
	Apartment Income REIT Corp.	957,095	47,060

		Shares	Market Value ($000)
	Independence Realty Trust Inc.	641,552	17,489
	NexPoint Residential Trust Inc.	138,722	12,369
	Preferred Apartment Communities Inc.	323,578	8,051
	Centerspace	87,256	8,050
	UMH Properties Inc.	299,625	7,047
*	Apartment Investment & Management Co. Class A	930,798	5,864
			1,422,424
Retail REITs (10.6%)
	Realty Income Corp.	3,450,694	239,340
	Simon Property Group Inc.	2,003,767	236,445
	Kimco Realty Corp.	3,758,609	95,206
	Regency Centers Corp.	939,562	64,670
	Federal Realty Investment Trust	426,863	49,969
	National Retail Properties Inc.	1,070,727	46,941
	Brixmor Property Group Inc.	1,810,607	45,953
	Spirit Realty Capital Inc.	751,717	32,662
	Kite Realty Group Trust	1,335,083	29,772
	Agree Realty Corp.	425,300	28,886
	SITE Centers Corp.	1,029,430	16,368
	Macerich Co.	1,298,251	16,293
	Retail Opportunity Investments Corp.	738,760	13,763
	Urban Edge Properties	715,146	13,366
	Acadia Realty Trust	540,153	11,300
	Tanger Factory Outlet Centers Inc.	635,052	10,243
	RPT Realty	513,864	6,829
	Getty Realty Corp.	235,169	6,328
	Necessity Retail REIT Inc. Class A	755,480	5,644
	NETSTREIT Corp.	241,571	5,223
	Saul Centers Inc.	86,805	4,480
	Alexander's Inc.	14,007	3,476
	Urstadt Biddle Properties Inc. Class A	183,284	3,180
*	Seritage Growth Properties Class A	239,401	2,370
*,1	Spirit MTA REIT	257,871	69
			988,776
Specialized REITs (36.7%)
	American Tower Corp.	2,777,006	669,314
	Crown Castle International Corp.	2,635,467	488,115
	Equinix Inc.	549,047	394,809
	Public Storage	962,353	357,514
	Digital Realty Trust Inc.	1,730,454	252,854
	SBA Communications Corp.	663,317	230,244
	Weyerhaeuser Co.	4,567,436	188,270
	VICI Properties Inc.	5,869,301	174,964
	Extra Space Storage Inc.	816,424	155,120
	Iron Mountain Inc.	1,765,580	94,865
	Life Storage Inc.	500,137	66,263
	CubeSmart	1,334,221	63,389
	Gaming & Leisure Properties Inc.	1,380,784	61,279
	Lamar Advertising Co. Class A	529,368	58,447
	Rayonier Inc.	872,789	37,704
	National Storage Affiliates Trust	515,905	29,200
	EPR Properties	455,877	23,943
	Outfront Media Inc.	887,494	22,720
	PotlatchDeltic Corp.	409,017	22,655
	Uniti Group Inc.	1,439,119	17,831
	Four Corners Property Trust Inc.	472,317	12,970
	Gladstone Land Corp.	197,384	7,185

			Shares	Market Value ($000)
		Safehold Inc.	103,449	4,453
				3,434,108
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,708,123)				8,930,556
Real Estate Management & Development (4.4%)
Diversified Real Estate Activities (0.1%)
		St. Joe Co.	197,765	10,523
		RMR Group Inc. Class A	94,782	2,586
				13,109
Real Estate Development (0.3%)
*		Howard Hughes Corp.	251,922	25,265
*		Forestar Group Inc.	106,316	1,734
				26,999
Real Estate Operating Companies (0.2%)
		Kennedy-Wilson Holdings Inc.	763,155	17,209
*		FRP Holdings Inc.	37,507	2,120
				19,329
Real Estate Services (3.8%)
*		CBRE Group Inc. Class A	2,040,421	169,437
*		Jones Lang LaSalle Inc.	307,648	67,292
*		Zillow Group Inc. Class C	1,026,379	40,870
*		Cushman & Wakefield plc	818,368	14,649
*		Zillow Group Inc. Class A	375,137	14,499
		Newmark Group Inc. Class A	1,167,181	14,181
*		Realogy Holdings Corp.	711,996	7,804
		Marcus & Millichap Inc.	145,486	6,516
*		Redfin Corp.	579,754	6,464
		eXp World Holdings Inc.	405,602	5,431
*		Opendoor Technologies Inc.	746,962	5,221
		RE/MAX Holdings Inc. Class A	114,652	2,690
		Douglas Elliman Inc.	399,667	2,422
				357,476
Total Real Estate Management & Development (Cost $437,516)				416,913
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2]	Vanguard Market Liquidity Fund (Cost $13,607)	0.409%	136,086	13,607
Total Investments (100.0%) (Cost $7,159,246)				9,361,076
Other Assets and Liabilities—Net (0.0%)				1,488
Net Assets (100%)				9,362,564
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Americold Realty Trust	1/31/23	GSI	7,005	(0.547)	—	(410)
Park Hotels & Resorts Inc.	1/31/23	GSI	7,620	(0.550)	263	—
					263	(410)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At April 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $350,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,347,400	—	69	9,347,469
Temporary Cash Investments	13,607	—	—	13,607
Total	9,361,007	—	69	9,361,076

Derivative Financial Instruments
Assets
Swap Contracts	—	263	—	263
Liabilities
Swap Contracts	—	410	—	410